Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
The following is a reconciliation of the changes in the ARO from January 1, 2015 to December 31, 2015:

December 31,
(In millions)	2015
Beginning ARO	$—
Liabilities assumed in conjunction with the MarkWest Merger	15
Liabilities incurred	2
Ending ARO	$17